Fair Value Measurements	12 Months Ended
Jan. 31, 2026
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Accounting guidance provides a framework for measuring fair value and provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described as follows:

Level 1	Unadjusted quoted prices for identical, unrestricted assets or liabilities in active markets that a plan has the ability to access.
Level 2
Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable for the asset or liability; and inputs that are derived principally from or corroborated by observable market data by correlation or other means for substantially the full term of the assets or liabilities.

Level 3	Significant unobservable inputs.
The asset or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. There have been no changes in the methodologies used at January 31, 2026 and 2025. During the year ended January 31, 2026, there were no transfers of financial instruments into or out of Level 3.
Following is a description of the valuation methodologies used for assets measured at fair value:
Walmart Inc. equity securities - Valued at exchange quoted market prices on the last business day of the Plan year.
Cash equivalent - Valued at amortized cost, which approximates fair value.
Mutual funds - Valued at quoted market prices on the last business day of the Plan year.
The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
Investments measured at fair value on a recurring basis consisted of the following types of instruments:

	Fair Value Measurements as of January 31, 2026
	Level 1	Total
Walmart Inc. equity securities	$24,235,146	$24,235,146
Cash equivalent	1,075,935	1,075,935
Mutual funds	186,042,787	186,042,787
Total investments at fair value		$211,353,868

	Fair Value Measurements as of January 31, 2025
	Level 1	Total
Walmart Inc. equity securities	$20,761,449	$20,761,449
Cash equivalent	683,595	683,595
Mutual funds	150,074,655	150,074,655
Total investments at fair value		$171,519,699